owners' equity (Tables)	6 Months Ended
Jun. 30, 2020
owners' equity
Schedule of authorized share capital

	June 30,		December 31,
As at	2020		2019
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion*

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

Schedule of summarized financial information of Subsidiary with significant non-controlling interest
As at, or for the three-month and six-month periods ended (millions) [1]	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019	December 31, 2019
Statement of financial position
Current assets			$591		$437
Non-current assets			$2,763		$1,057
Current liabilities			$586		$531
Non-current liabilities			$1,838		$647
Statement of income and other comprehensive income
Revenue	$611	$336	$1,077	$645
Net income	$71	$8	$78	$33
Comprehensive income	$45	$19	$85	$51
(1)	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.